Dividends	6 Months Ended
Dec. 31, 2022
Dividends
Dividends

13         Dividends

Dividends paid in the six months ended 31 December 2022 amounted to £nil. Dividends paid in the six months ended 31 December 2021 amounted to $14,669,000 ($0.09 per share), the pounds sterling equivalent of which was £10,669,000.